Income Taxes (Details Textuals) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income Taxes (Textuals) [Abstract]
Valuation allowance for other deferred tax assets			$ 137,000
Valuation allowance increase (decrease)			146,000	5,556,000	864,000
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided			194,058,000
Amount unrecognized tax benefit could decrease in next 12 months	1,100,000		1,874,000
Company's unrecognized tax benefits			20,261,000	15,322,000	13,794,000
Unrecognized tax benefits that would affect the effective tax rate			13,939,000	11,321,000
Tax-related net interest and penalties			1,792,000	2,289,000
Tax-related net interest and penalties credited to earnings			497,000	594,000	1,982,000
Effective tax rate	33.20%	31.30%	33.10%	32.40%	32.90%
Income tax expenses increased	$ 8,400,000